Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

Quarterly Financial Information (Unaudited)

The following quarterly financial information for the years ended December 31, 2015 and 2014 is unaudited.  However, in the opinion of management, all adjustments, which include normal recurring adjustments necessary to present fairly the results of operations for the periods, are reflected.

	2015
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$9,884	$10,218	$10,554	$10,995
Total interest expense	1,864	1,849	1,932	2,015
Net interest income	8,020	8,369	8,622	8,980
Provision for loan losses	200	-	200	100
Net interest income after provision for loan losses	7,820	8,369	8,422	8,880
Total noninterest income	1,641	1,893	2,275	1,920
Total noninterest expense	6,502	6,652	6,852	6,846
Income before provision for income taxes	2,959	3,610	3,845	3,954
Provision for income taxes	1,020	1,182	1,294	1,315
Net income	$1,939	$2,428	$2,551	$2,639
Net income per common share - Basic	$0.23	$0.29	$0.30	$0.31
Net income per common share - Diluted	0.23	0.28	0.30	0.31

	2014
(In thousands, except per share data)	March 31	June 30	September 30	December 31
Total interest income	$9,023	$9,102	$9,491	$9,802
Total interest expense	1,736	1,797	1,859	1,914
Net interest income	7,287	7,305	7,632	7,888
Provision for loan losses	600	550	550	850
Net interest income after provision for loan losses	6,687	6,755	7,082	7,038
Total noninterest income	1,526	1,640	1,853	1,660
Total noninterest expense	6,258	6,144	6,241	6,045
Income before provision for income taxes	1,955	2,251	2,694	2,653
Provision for income taxes	662	723	808	952
Net income	$1,293	$1,528	$1,886	$1,701
Net income per common share - Basic	$0.17	$0.20	$0.24	$0.21
Net income per common share - Diluted	0.17	0.20	0.24	0.20